Cover	May 12, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 12, 2025
Entity Registrant Name	NET POWER INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40503
Entity Tax Identification Number	98-1580612
Entity Address, Postal Zip Code	27701
City Area Code	(919)
Local Phone Number	287-4750
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	NPWR
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001845437
Amendment Flag	false
Entity Address, Address Line One	320 Roney St.
Entity Address, City or Town	Durham
Entity Address, State or Province	NC
Warrant
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of Class A Common Stock at a price of $11.50
Trading Symbol	NPWR WS
Security Exchange Name	NYSE